                        SUPPLEMENT DATED APRIL 28, 2014
                                      TO
                         PROSPECTUS DATED MAY 1, 2010

                      UNIVERSAL SELECT ANNUITY PROSPECTUS

 Group and Individual Annuity Contracts Issued by Metlife Insurance Company of
                                  Connecticut

This supplement updates information contained in the prospectus dated May 1, 2010. Please write or call MetLife Insurance Company of Connecticut, 4700 Westown Parkway, Ste. 200, West Des Moines, IA 50266, telephone number
(800) 842-9406, if you need another copy of the prospectus. Upon request, financial statements for the insurance company will be sent to You without charge.

The prospectus describes individual and group Universal Select Annuity Variable Annuity Contracts ("Contracts") issued by MetLife Insurance Company of Connecticut. The Contracts are no longer available to new purchasers. Current Contract Owners may make additional Purchase Payments.

1. THE CURRENTLY AVAILABLE FUNDING OPTIONS ARE:

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
  Contrafund(R) Portfolio -- Service Class 2
  Equity-Income Portfolio -- Initial Class
  Mid Cap Portfolio -- Service Class 2
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
  Templeton Developing Markets VIP Fund
  Templeton Foreign VIP Fund
JANUS ASPEN SERIES -- SERVICE SHARES
  Overseas Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  ClearBridge Variable Aggressive Growth Portfolio -- Class I ClearBridge Variable Appreciation Portfolio -- Class I ClearBridge Variable Large Cap Growth Portfolio -- Class I ClearBridge Variable Large Cap Value Portfolio -- Class I ClearBridge Variable Small Cap Growth Portfolio -- Class I
  Legg Mason Investment Counsel Variable Social Awareness Portfolio MET INVESTORS SERIES TRUST
  BlackRock High Yield Portfolio -- Class A
  Clarion Global Real Estate Portfolio -- Class A
  ClearBridge Aggressive Growth Portfolio -- Class A
  Harris Oakmark International Portfolio -- Class A
  Invesco Comstock Portfolio -- Class B
  Invesco Small Cap Growth Portfolio -- Class A
  JPMorgan Small Cap Value Portfolio -- Class A
  Loomis Sayles Global Markets Portfolio -- Class A
  Lord Abbett Bond Debenture Portfolio -- Class A
  MetLife Asset Allocation 100 Portfolio -- Class B
  Oppenheimer Global Equity Portfolio -- Class A
  PIMCO Inflation Protected Bond Portfolio -- Class A
  PIMCO Total Return Portfolio -- Class B
  Pioneer Fund Portfolio -- Class A
  Pioneer Strategic Income Portfolio -- Class A
  T. Rowe Price Large Cap Value Portfolio -- Class B
  Third Avenue Small Cap Value Portfolio -- Class B
  WMC Large Cap Research Portfolio -- Class E
METROPOLITAN SERIES FUND
  Barclays Aggregate Bond Index Portfolio -- Class A
  BlackRock Bond Income Portfolio -- Class A
  BlackRock Capital Appreciation Portfolio -- Class A
  BlackRock Money Market Portfolio -- Class A
  Frontier Mid Cap Growth Portfolio -- Class D
  Jennison Growth Portfolio -- Class A
  MetLife Asset Allocation 20 Portfolio -- Class B
  MetLife Asset Allocation 40 Portfolio -- Class B
  MetLife Asset Allocation 60 Portfolio -- Class B
  MetLife Asset Allocation 80 Portfolio -- Class B
  MetLife Stock Index Portfolio -- Class A
  MFS(R) Total Return Portfolio -- Class F
  MFS(R) Value Portfolio -- Class A
  MSCI EAFE(R) Index Portfolio -- Class A
  Neuberger Berman Genesis Portfolio -- Class A
  Russell 2000(R) Index Portfolio -- Class A
  T. Rowe Price Small Cap Growth Portfolio -- Class B
  Western Asset Management U.S. Government Portfolio -- Class A
  WMC Balanced Portfolio -- Class A

Certain Funding Options have been subject to a change. See Appendix.

2. UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2013 (UNLESS OTHERWISE
INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. Certain portfolios may impose a redemption fee in the future. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406. Please read the prospectuses carefully before making Your allocations to the Subaccounts.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                                 MINIMUM   MAXIMUM
                                                                               --------- ---------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management
fees, distribution and/or service (12b-1) fees, and other expenses)...........   0.27%     1.60%

UNDERLYING FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                DISTRIBUTION                               TOTAL   CONTRACTUAL FEE NET TOTAL
                                                   AND/OR                                 ANNUAL       WAIVER       ANNUAL
                                     MANAGEMENT   SERVICE     OTHER   ACQUIRED FUND FEES OPERATING AND/OR EXPENSE  OPERATING
UNDERLYING FUND                         FEE     (12B-1) FEES EXPENSES    AND EXPENSES    EXPENSES   REIMBURSEMENT  EXPENSES
---------------                      ---------- ------------ -------- ------------------ --------- --------------- ---------
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
 Contrafund(R) Portfolio -- Service
   Class 2..........................    0.55%       0.25%      0.09%           --          0.89%          --         0.89%
 Equity-Income Portfolio --
   Initial Class....................    0.45%         --       0.10%         0.02%         0.57%          --         0.57%
 Mid Cap Portfolio -- Service
   Class 2..........................    0.55%       0.25%      0.09%           --          0.89%          --         0.89%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST --
  CLASS 2
 Franklin Small-Mid Cap Growth
   VIP Fund+........................    0.77%       0.25%      0.03%           --          1.05%          --         1.05%
 Templeton Developing Markets
   VIP Fund.........................    1.10%       0.25%      0.25%           --          1.60%          --         1.60%
 Templeton Foreign VIP Fund.........    0.64%       0.25%      0.14%           --          1.03%          --         1.03%
JANUS ASPEN SERIES -- SERVICE
  SHARES
 Overseas Portfolio.................    0.44%       0.25%      0.07%           --          0.76%          --         0.76%
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
 ClearBridge Variable Aggressive
   Growth Portfolio -- Class I......    0.75%         --       0.04%           --          0.79%        0.00%        0.79%
 ClearBridge Variable Appreciation
   Portfolio -- Class I.............    0.70%         --       0.05%           --          0.75%        0.00%        0.75%
 ClearBridge Variable Large Cap
   Growth Portfolio -- Class I......    0.75%         --       0.10%           --          0.85%        0.00%        0.85%
 ClearBridge Variable Large Cap
   Value Portfolio -- Class I.......    0.65%         --       0.08%           --          0.73%        0.00%        0.73%

                                                DISTRIBUTION                               TOTAL   CONTRACTUAL FEE NET TOTAL
                                                   AND/OR                                 ANNUAL       WAIVER       ANNUAL
                                     MANAGEMENT   SERVICE     OTHER   ACQUIRED FUND FEES OPERATING AND/OR EXPENSE  OPERATING
UNDERLYING FUND                         FEE     (12B-1) FEES EXPENSES    AND EXPENSES    EXPENSES   REIMBURSEMENT  EXPENSES
---------------                      ---------- ------------ -------- ------------------ --------- --------------- ---------
 ClearBridge Variable Small Cap
   Growth Portfolio -- Class I......    0.75%         --       0.08%           --          0.83%        0.00%        0.83%
 Legg Mason Investment Counsel
   Variable Social Awareness
   Portfolio........................    0.71%         --       0.18%           --          0.89%        0.00%        0.89%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio --
   Class A..........................    0.60%         --       0.09%         0.08%         0.77%          --         0.77%
 Clarion Global Real Estate
   Portfolio -- Class A.............    0.60%         --       0.05%           --          0.65%          --         0.65%
 ClearBridge Aggressive Growth
   Portfolio -- Class A.............    0.59%         --       0.02%           --          0.61%        0.00%        0.61%
 Harris Oakmark International
   Portfolio -- Class A.............    0.77%         --       0.06%           --          0.83%        0.02%        0.81%
 Invesco Comstock Portfolio --
   Class B..........................    0.57%       0.25%      0.02%           --          0.84%        0.02%        0.82%
 Invesco Small Cap Growth
   Portfolio -- Class A.............    0.85%         --       0.02%           --          0.87%        0.02%        0.85%
 JPMorgan Small Cap Value
   Portfolio -- Class A.............    0.77%         --       0.06%         0.04%         0.87%        0.09%        0.78%
 Loomis Sayles Global Markets
   Portfolio -- Class A.............    0.70%         --       0.08%           --          0.78%          --         0.78%
 Lord Abbett Bond Debenture
   Portfolio -- Class A.............    0.51%         --       0.03%           --          0.54%          --         0.54%
 MetLife Asset Allocation 100
   Portfolio -- Class B.............    0.07%       0.25%      0.01%         0.70%         1.03%          --         1.03%
 Oppenheimer Global Equity
   Portfolio -- Class A.............    0.67%         --       0.08%           --          0.75%        0.03%        0.72%
 PIMCO Inflation Protected Bond
   Portfolio -- Class A.............    0.47%         --       0.08%           --          0.55%        0.00%        0.55%
 PIMCO Total Return Portfolio --
   Class B..........................    0.48%       0.25%      0.03%           --          0.76%          --         0.76%
 Pioneer Fund Portfolio --
   Class A..........................    0.65%         --       0.05%           --          0.70%        0.04%        0.66%
 Pioneer Strategic Income Portfolio
   -- Class A.......................    0.57%         --       0.06%           --          0.63%          --         0.63%
 T. Rowe Price Large Cap Value
   Portfolio -- Class B.............    0.57%       0.25%      0.02%           --          0.84%          --         0.84%
 T. Rowe Price Large Cap Value
   Portfolio -- Class E++...........    0.57%       0.15%      0.02%           --          0.74%          --         0.74%
 Third Avenue Small Cap Value
   Portfolio -- Class B.............    0.73%       0.25%      0.03%           --          1.01%        0.02%        0.99%
 WMC Large Cap Research
   Portfolio -- Class E.............    0.59%       0.15%      0.03%           --          0.77%        0.05%        0.72%
METROPOLITAN SERIES FUND
 Barclays Aggregate Bond Index
   Portfolio -- Class A.............    0.25%         --       0.03%           --          0.28%        0.01%        0.27%
 BlackRock Bond Income Portfolio
   -- Class A.......................    0.33%         --       0.02%           --          0.35%        0.00%        0.35%

                                                DISTRIBUTION                               TOTAL   CONTRACTUAL FEE NET TOTAL
                                                   AND/OR                                 ANNUAL       WAIVER       ANNUAL
                                     MANAGEMENT   SERVICE     OTHER   ACQUIRED FUND FEES OPERATING AND/OR EXPENSE  OPERATING
UNDERLYING FUND                         FEE     (12B-1) FEES EXPENSES    AND EXPENSES    EXPENSES   REIMBURSEMENT  EXPENSES
---------------                      ---------- ------------ -------- ------------------ --------- --------------- ---------
 BlackRock Capital Appreciation
   Portfolio -- Class A.............    0.69%         --       0.02%           --          0.71%        0.01%        0.70%
 BlackRock Money Market
   Portfolio -- Class A.............    0.33%         --       0.02%           --          0.35%        0.02%        0.33%
 Frontier Mid Cap Growth Portfolio
   -- Class D.......................    0.72%       0.10%      0.03%           --          0.85%        0.01%        0.84%
 Jennison Growth Portfolio --
   Class A..........................    0.60%         --       0.02%           --          0.62%        0.07%        0.55%
 MetLife Asset Allocation 20
   Portfolio -- Class B.............    0.09%       0.25%      0.02%         0.52%         0.88%        0.01%        0.87%
 MetLife Asset Allocation 40
   Portfolio -- Class B.............    0.07%       0.25%      0.01%         0.57%         0.90%          --         0.90%
 MetLife Asset Allocation 60
   Portfolio -- Class B.............    0.06%       0.25%        --          0.62%         0.93%          --         0.93%
 MetLife Asset Allocation 80
   Portfolio -- Class B.............    0.06%       0.25%      0.01%         0.66%         0.98%          --         0.98%
 MetLife Stock Index Portfolio --
   Class A..........................    0.25%         --       0.02%           --          0.27%        0.01%        0.26%
 MFS(R) Total Return Portfolio --
   Class F..........................    0.55%       0.20%      0.04%           --          0.79%          --         0.79%
 MFS(R) Value Portfolio --
   Class A..........................    0.70%         --       0.02%           --          0.72%        0.14%        0.58%
 MSCI EAFE(R) Index Portfolio --
   Class A..........................    0.30%         --       0.10%         0.01%         0.41%        0.00%        0.41%
 Neuberger Berman Genesis
   Portfolio -- Class A.............    0.80%         --       0.03%           --          0.83%        0.01%        0.82%
 Russell 2000(R) Index Portfolio --
   Class A..........................    0.25%         --       0.06%         0.11%         0.42%        0.00%        0.42%
 T. Rowe Price Large Cap Growth
   Portfolio -- Class B+............    0.60%       0.25%      0.03%           --          0.88%        0.01%        0.87%
 T. Rowe Price Small Cap Growth
   Portfolio -- Class B.............    0.48%       0.25%      0.04%           --          0.77%          --         0.77%
 Western Asset Management U.S.
   Government Portfolio --
   Class A..........................    0.47%         --       0.02%           --          0.49%        0.01%        0.48%
 WMC Balanced Portfolio --
   Class A..........................    0.46%         --       0.05%           --          0.51%        0.00%        0.51%

--------------
+ Not available under all Contracts. Availability depends on Contract issue date.
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2014 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

3. FUNDING OPTIONS

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9406 or through Your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser.

                                                  INVESTMENT                            INVESTMENT
          FUNDING OPTION                           OBJECTIVE                         ADVISER/SUBADVISER
------------------------------------ -------------------------------------- -------------------------------------
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
 Contrafund(R) Portfolio -- Service  Seeks long-term capital appreciation.  Fidelity Management & Research
   Class 2                                                                  Company
                                                                            Subadviser: FMR Co., Inc.
 Equity-Income Portfolio -- Initial  Seeks reasonable income. The fund      Fidelity Management & Research
   Class                             will also consider the potential for   Company
                                     capital appreciation. The fund's goal  Subadviser: FMR Co., Inc.
                                     is to achieve a yield which exceeds
                                     the composite yield on the securities
                                     comprising the S&P 500(R) Index.
 Mid Cap Portfolio -- Service        Seeks long-term growth of capital.     Fidelity Management & Research
   Class 2                                                                  Company
                                                                            Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST --
  CLASS 2
 Franklin Small-Mid Cap Growth       Seeks long-term capital growth.        Franklin Advisers, Inc.
   VIP Fund+
 Templeton Developing Markets        Seeks long-term capital appreciation.  Templeton Asset Management Ltd.
   VIP Fund
 Templeton Foreign VIP Fund          Seeks long-term capital growth.        Templeton Investment Counsel, LLC
JANUS ASPEN SERIES -- SERVICE
  SHARES
 Overseas Portfolio                  Seeks long-term growth of capital.     Janus Capital Management LLC
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
 ClearBridge Variable Aggressive     Seeks capital appreciation.            Legg Mason Partners Fund Advisor,
   Growth Portfolio -- Class I                                              LLC
                                                                            Subadviser: ClearBridge Investments,
                                                                            LLC
 ClearBridge Variable                Seeks long-term appreciation of        Legg Mason Partners Fund Advisor,
   Appreciation Portfolio --         capital.                               LLC
   Class I                                                                  Subadviser: ClearBridge Investments,
                                                                            LLC
 ClearBridge Variable Large Cap      Seeks long-term growth of capital.     Legg Mason Partners Fund Advisor,
   Growth Portfolio -- Class I                                              LLC
                                                                            Subadviser: ClearBridge Investments,
                                                                            LLC

                                                INVESTMENT                             INVESTMENT
         FUNDING OPTION                          OBJECTIVE                          ADVISER/SUBADVISER
--------------------------------- ---------------------------------------- -------------------------------------
 ClearBridge Variable Large Cap   Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
   Value Portfolio -- Class I     Current income is a secondary            LLC
                                  objective.                               Subadviser: ClearBridge Investments,
                                                                           LLC
 ClearBridge Variable Small Cap   Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
   Growth Portfolio -- Class I                                             LLC
                                                                           Subadviser: ClearBridge Investments,
                                                                           LLC
 Legg Mason Investment Counsel    Seeks capital appreciation and           Legg Mason Partners Fund Advisor,
   Variable Social Awareness      retention of net investment income.      LLC
   Portfolio                                                               Subadviser: Legg Mason Investment
                                                                           Counsel, LLC
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio   Seeks to maximize total return,          MetLife Advisers, LLC
   -- Class A                     consistent with income generation        Subadviser: BlackRock Financial
                                  and prudent investment management.       Management, Inc.
 Clarion Global Real Estate       Seeks total return through investment    MetLife Advisers, LLC
   Portfolio -- Class A           in real estate securities, emphasizing   Subadviser: CBRE Clarion Securities
                                  both capital appreciation and current    LLC
                                  income.
 ClearBridge Aggressive Growth    Seeks capital appreciation.              MetLife Advisers, LLC
   Portfolio -- Class A                                                    Subadviser: ClearBridge Investments,
                                                                           LLC
 Harris Oakmark International     Seeks long-term capital appreciation.    MetLife Advisers, LLC
   Portfolio -- Class A                                                    Subadviser: Harris Associates L.P.
 Invesco Comstock Portfolio --    Seeks capital growth and income.         MetLife Advisers, LLC
   Class B                                                                 Subadviser: Invesco Advisers, Inc.
 Invesco Small Cap Growth         Seeks long-term growth of capital.       MetLife Advisers, LLC
   Portfolio -- Class A                                                    Subadviser: Invesco Advisers, Inc.
 JPMorgan Small Cap Value         Seeks long-term capital growth.          MetLife Advisers, LLC
   Portfolio -- Class A                                                    Subadviser: J.P. Morgan Investment
                                                                           Management Inc.
 Loomis Sayles Global Markets     Seeks high total investment return       MetLife Advisers, LLC
   Portfolio -- Class A           through a combination of capital         Subadviser: Loomis, Sayles &
                                  appreciation and income.                 Company, L.P.
 Lord Abbett Bond Debenture       Seeks high current income and the        MetLife Advisers, LLC
   Portfolio -- Class A           opportunity for capital appreciation to  Subadviser: Lord, Abbett & Co. LLC produce a high total return.
 MetLife Asset Allocation 100     Seeks growth of capital.                 MetLife Advisers, LLC
   Portfolio -- Class B
 Oppenheimer Global Equity        Seeks capital appreciation.              MetLife Advisers, LLC
   Portfolio -- Class A                                                    Subadviser: Oppenheimer Funds, Inc.
 PIMCO Inflation Protected Bond   Seeks maximum real return,               MetLife Advisers, LLC
   Portfolio -- Class A           consistent with preservation of capital  Subadviser: Pacific Investment
                                  and prudent investment management.       Management Company LLC
 PIMCO Total Return Portfolio --  Seeks maximum total return,              MetLife Advisers, LLC
   Class B                        consistent with the preservation of      Subadviser: Pacific Investment
                                  capital and prudent investment           Management Company LLC
                                  management.
 Pioneer Fund Portfolio --        Seeks reasonable income and capital      MetLife Advisers, LLC
   Class A                        growth.                                  Subadviser: Pioneer Investment
                                                                           Management, Inc.

                                                 INVESTMENT                             INVESTMENT
         FUNDING OPTION                          OBJECTIVE                          ADVISER/SUBADVISER
---------------------------------- --------------------------------------- --------------------------------------
 Pioneer Strategic Income          Seeks a high level of current income.   MetLife Advisers, LLC
   Portfolio -- Class A                                                    Subadviser: Pioneer Investment
                                                                           Management, Inc.
 T. Rowe Price Large Cap Value     Seeks long-term capital appreciation    MetLife Advisers, LLC
   Portfolio -- Class B            by investing in common stocks           Subadviser: T. Rowe Price Associates,
                                   believed to be undervalued. Income      Inc.
                                   is a secondary objective.
 T. Rowe Price Large Cap Value     Seeks long-term capital appreciation    MetLife Advisers, LLC
   Portfolio -- Class E++          by investing in common stocks           Subadviser: T. Rowe Price Associates,
                                   believed to be undervalued. Income      Inc.
                                   is a secondary objective.
 Third Avenue Small Cap Value      Seeks long-term capital appreciation.   MetLife Advisers, LLC
   Portfolio -- Class B                                                    Subadviser: Third Avenue
                                                                           Management LLC
 WMC Large Cap Research            Seeks long-term capital appreciation.   MetLife Advisers, LLC
   Portfolio -- Class E                                                    Subadviser: Wellington Management
                                                                           Company, LLP
METROPOLITAN SERIES FUND
 Barclays Aggregate Bond Index     Seeks to track the performance of the   MetLife Advisers, LLC
   Portfolio -- Class A            Barclays U.S. Aggregate Bond Index.     Subadviser: MetLife Investment
                                                                           Management, LLC
 BlackRock Bond Income             Seeks a competitive total return        MetLife Advisers, LLC
   Portfolio -- Class A            primarily from investing in fixed-      Subadviser: BlackRock Advisors, LLC
                                   income securities.
 BlackRock Capital Appreciation    Seeks long-term growth of capital.      MetLife Advisers, LLC
   Portfolio -- Class A                                                    Subadviser: BlackRock Advisors, LLC
 BlackRock Money Market            Seeks a high level of current income    MetLife Advisers, LLC
   Portfolio -- Class A            consistent with preservation of         Subadviser: BlackRock Advisors, LLC
                                   capital.
 Frontier Mid Cap Growth           Seeks maximum capital appreciation.     MetLife Advisers, LLC
   Portfolio -- Class D                                                    Subadviser: Frontier Capital
                                                                           Management Company, LLC
 Jennison Growth Portfolio --      Seeks long-term growth of capital.      MetLife Advisers, LLC
   Class A                                                                 Subadviser: Jennison Associates LLC
 MetLife Asset Allocation 20       Seeks a high level of current income,   MetLife Advisers, LLC
   Portfolio -- Class B            with growth of capital as a secondary
                                   objective.
 MetLife Asset Allocation 40       Seeks high total return in the form of  MetLife Advisers, LLC
   Portfolio -- Class B            income and growth of capital, with a
                                   greater emphasis on income.
 MetLife Asset Allocation 60       Seeks a balance between a high level    MetLife Advisers, LLC
   Portfolio -- Class B            of current income and growth of
                                   capital, with a greater emphasis on
                                   growth of capital.
 MetLife Asset Allocation 80       Seeks growth of capital.                MetLife Advisers, LLC
   Portfolio -- Class B
 MetLife Stock Index Portfolio --  Seeks to track the performance of the   MetLife Advisers, LLC
   Class A                         Standard & Poor's 500(R) Composite      Subadviser: MetLife Investment
                                   Stock Price Index.                      Management, LLC
 MFS(R) Total Return Portfolio --  Seeks a favorable total return through  MetLife Advisers, LLC
   Class F                         investment in a diversified portfolio.  Subadviser: Massachusetts Financial
                                                                           Services Company

                                                   INVESTMENT                              INVESTMENT
          FUNDING OPTION                            OBJECTIVE                          ADVISER/SUBADVISER
------------------------------------ ---------------------------------------- --------------------------------------
 MFS(R) Value Portfolio -- Class A   Seeks capital appreciation.              MetLife Advisers, LLC
                                                                              Subadviser: Massachusetts Financial
                                                                              Services Company
 MSCI EAFE(R) Index Portfolio --     Seeks to track the performance of the    MetLife Advisers, LLC
   Class A                           MSCI EAFE(R) Index.                      Subadviser: MetLife Investment
                                                                              Management, LLC
 Neuberger Berman Genesis            Seeks high total return, consisting      MetLife Advisers, LLC
   Portfolio -- Class A              principally of capital appreciation.     Subadviser: Neuberger Berman
                                                                              Management LLC
 Russell 2000(R) Index Portfolio --  Seeks to track the performance of the    MetLife Advisers, LLC
   Class A                           Russell 2000(R) Index.                   Subadviser: MetLife Investment
                                                                              Management, LLC
 T. Rowe Price Large Cap Growth      Seeks long-term growth of capital.       MetLife Advisers, LLC
   Portfolio -- Class B+                                                      Subadviser: T. Rowe Price Associates,
                                                                              Inc.
 T. Rowe Price Small Cap Growth      Seeks long-term capital growth.          MetLife Advisers, LLC
   Portfolio -- Class B                                                       Subadviser: T. Rowe Price Associates,
                                                                              Inc.
 Western Asset Management U.S.       Seeks to maximize total return           MetLife Advisers, LLC
   Government Portfolio --           consistent with preservation of capital  Subadviser: Western Asset
   Class A                           and maintenance of liquidity.            Management Company
 WMC Balanced Portfolio --           Seeks long-term capital appreciation     MetLife Advisers, LLC
   Class A                           with some current income.                Subadviser: Wellington Management
                                                                              Company, LLP

--------------
+ Not available under all Contracts. Availability depends on Contract issue date.
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

4. The new address for MetLife Investors Distribution Company is as follows:

       1095 Avenue of the Americas, New York, NY 10036

5. THE ANNUITY CONTRACT

       Replace the section "The Annuity Contract -- 403(b) Plan Terminations" with the following:

       SECTION 403(B) PLAN TERMINATIONS

       Upon a Section 403(b) Plan termination, Your employer is required to distribute Your Plan benefits under the Contract to You. Your employer may permit You to receive Your distribution of Your 403(b) Plan benefit in cash or in the form of the Contract.

       If You elect to receive Your distributions in cash, the distribution is a withdrawal under the Contract and any amounts withdrawn are subject to applicable surrender charges. Outstanding loans will be satisfied (paid) from Your cash benefit prior to its distribution to You. In addition, Your cash distributions are subject to withholding, ordinary income tax and applicable Federal income tax penalties. (See "Federal Tax Considerations.") Surrender charges will be waived if the net distribution is made under the exceptions listed in the "Withdrawal Charge" section of the prospectus. However, if Your employer chooses to distribute cash as the default option, Your employer may not give You the opportunity to instruct the Company to make, at a minimum, a direct transfer to another funding option or annuity contract issued by Us or one of Our affiliates which may avoid a surrender charge. In that case, You will receive the net cash distribution, less any applicable surrender charge and withholding. In addition, You would forfeit any accrued guaranteed death benefit.

       If You receive the distribution in the form of the Contract, We will continue to administer the Contract according to its terms. However in that case, You may not make any additional Purchase Payments or take any loans. In addition the Company will rely on You to provide certain information that would otherwise be provided to the Company by the employer or plan administrator. The employer may choose distribution of the Contract as the default option. The employer may not choose distribution of a Contract as a default option when that Contract is an investment vehicle for a Section 403(b) ERISA plan.

       OTHER PLAN TERMINATIONS

       Upon termination of a retirement plan that is not a Section 403(b) Plan, Your employer is generally required to distribute Your Plan benefits under the Contract to You.

       This distribution is in cash. The distribution is a withdrawal under the Contract and any amounts withdrawn are subject to any applicable surrender charges. Outstanding loans, if available, will be satisfied
       (paid) from Your cash benefit prior to its distribution to You. In addition, Your cash distributions are subject to withholding, ordinary income tax and applicable Federal income tax penalties. (See "Federal Tax Considerations.") Surrender charges will be waived if the net distribution is made under the exceptions listed in the "Withdrawal Charge" section of the prospectus. However, Your employer may not give You the opportunity to instruct the Company to make, at a minimum, a direct transfer to another funding option or annuity contract issued by Us or one of Our affiliates which may avoid a surrender charge. In that case, You will receive the net cash distribution, less any applicable surrender charge and withholding.

6. OTHER INFORMATION

       Replace the section "Other Information -- The Insurance Company" with the following:

       MetLife Insurance Company of Connecticut ("MetLife of Connecticut") is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States except New York, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas.

       The Company is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.

       In 2013, MetLife, Inc. announced its plans to merge MetLife of Connecticut, MetLife Investors Insurance Company ("MetLife Investors"), MetLife Investors USA Insurance Company ("MetLife Investors USA"), and Exeter Reassurance Company, Ltd. ("Exeter Reassurance"), to create one larger U.S.-based and U.S.-regulated life insurance company. MetLife Investors and MetLife Investors USA, like MetLife of Connecticut, are U.S. insurance companies that issue variable insurance products in addition to other products. Exeter Reassurance is a direct subsidiary of MetLife, Inc. that mainly reinsures guarantees associated with variable annuity products issued by U.S. insurance companies that are direct or indirect subsidiaries of MetLife, Inc. MetLife of Connecticut, which is expected to be renamed and domiciled in Delaware, will be the surviving entity. These mergers are expected to occur towards the end of 2014, subject to regulatory approvals.

7. APPENDIX

       Replace "Appendix B" with attached Appendix B.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

                    1300 Hall Boulevard       Telephone:
                    Bloomfield, CT 06002-2910 (800) 842-9406

                                  APPENDIX B

             ADDITIONAL INFORMATION REGARDING THE UNDERLYING FUNDS

Some of the Underlying Funds listed below were subject to a name change, substitution or merger. The charts below identify the former name and new name of each of these Underlying Funds, and, where applicable the former name and new name of the trust of which the Underlying Fund is part.

UNDERLYING FUND NAME CHANGES

              FORMER NAME                             NEW NAME
 -------------------------------------  -------------------------------------
 FRANKLIN TEMPLETON VARIABLE INSURANCE  FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST                         PRODUCTS TRUST
   Franklin Small-Mid Cap Growth          Franklin Small-Mid Cap Growth VIP
    Securities Fund -- Class 2             Fund -- Class 2
   Templeton Developing Markets           Templeton Developing Markets VIP
    Securities Fund -- Class 2             Fund -- Class 2
   Templeton Foreign Securities Fund      Templeton Foreign VIP Fund -- Class
    -- Class 2                             2
 MET INVESTORS SERIES TRUST             MET INVESTORS SERIES TRUST
   BlackRock Large Cap Core Portfolio     WMC Large Cap Research Portfolio --
    -- Class E                             Class E
   Janus Forty Portfolio -- Class A       ClearBridge Aggressive Growth
                                           Portfolio II -- Class A
   MetLife Aggressive Strategy            MetLife Asset Allocation 100
    Portfolio -- Class B                   Portfolio -- Class B
 METROPOLITAN SERIES FUND               METROPOLITAN SERIES FUND
   BlackRock Diversified Portfolio --     WMC Balanced Portfolio -- Class A
    Class A
   MetLife Conservative Allocation        MetLife Asset Allocation 20
    Portfolio -- Class B                   Portfolio -- Class B
   MetLife Conservative to Moderate       MetLife Asset Allocation 40
    Allocation Portfolio -- Class B        Portfolio -- Class B
   MetLife Moderate Allocation            MetLife Asset Allocation 60
    Portfolio -- Class B                   Portfolio -- Class B
   MetLife Moderate to Aggressive         MetLife Asset Allocation 80
    Allocation Portfolio -- Class B        Portfolio -- Class B

UNDERLYING FUND MERGER

The former Underlying Fund was merged with and into the new Underlying Fund.

        FORMER UNDERLYING FUND                   NEW UNDERLYING FUND
 -------------------------------------  -------------------------------------
 MET INVESTORS SERIES TRUST             MET INVESTORS SERIES TRUST
   ClearBridge Aggressive Growth          ClearBridge Aggressive Growth
    Portfolio II -- Class A                Portfolio -- Class A

UNDERLYING FUND SUBSTITUTION

The following new Underlying Fund was substituted for the former Underlying
Fund.

        FORMER UNDERLYING FUND                   NEW UNDERLYING FUND
 -------------------------------------  -------------------------------------
 LEGG MASON PARTNERS VARIABLE EQUITY
   TRUST                                MET INVESTORS SERIES TRUST
   ClearBridge Variable All Cap Value     T. Rowe Price Large Cap Value
    Portfolio -- Class I                   Portfolio -- Class E